Eaton Vance
Growth Fund
September 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value
Aerospace & Defense — 1.9%
HEICO Corp.	15,242	$ 4,920,423
TransDigm Group, Inc.	2,851	3,757,675
		$ 8,678,098
Automobiles — 1.2%
Tesla, Inc.(1)	12,602	$ 5,604,362
		$ 5,604,362
Beverages — 1.1%
Coca-Cola Co.	78,704	$ 5,219,649
		$ 5,219,649
Biotechnology — 2.6%
AbbVie, Inc.	41,518	$ 9,613,078
Caris Life Sciences, Inc.(1)	78,821	2,384,335
		$ 11,997,413
Broadline Retail — 7.6%
Amazon.com, Inc.(1)	159,563	$ 35,035,248
		$ 35,035,248
Building Products — 2.2%
AAON, Inc.(2)	59,901	$ 5,597,149
Trane Technologies PLC	10,060	4,244,918
		$ 9,842,067
Capital Markets — 1.9%
Blue Owl Capital, Inc.(2)	118,086	$ 1,999,196
Intercontinental Exchange, Inc.	11,876	2,000,868
S&P Global, Inc.	4,148	2,018,873
Tradeweb Markets, Inc., Class A	23,125	2,566,413
		$ 8,585,350
Commercial Services & Supplies — 0.9%
Waste Connections, Inc.	23,428	$ 4,118,643
		$ 4,118,643
Communications Equipment — 1.3%
Arista Networks, Inc.(1)	39,224	$ 5,715,329
		$ 5,715,329
Security	Shares	Value
Construction & Engineering — 0.8%
Quanta Services, Inc.	9,067	$ 3,757,546
		$ 3,757,546
Consumer Staples Distribution & Retail — 2.8%
BJ's Wholesale Club Holdings, Inc.(1)	16,128	$ 1,503,936
Costco Wholesale Corp.	7,366	6,818,190
Walmart, Inc.	45,011	4,638,834
		$ 12,960,960
Electrical Equipment — 1.0%
AMETEK, Inc.	23,082	$ 4,339,416
		$ 4,339,416
Entertainment — 2.8%
Netflix, Inc.(1)	10,864	$ 13,025,067
		$ 13,025,067
Financial Services — 3.4%
Shift4 Payments, Inc., Class A(1)(2)	56,602	$ 4,380,995
Visa, Inc., Class A	33,369	11,391,509
		$ 15,772,504
Health Care Equipment & Supplies — 1.3%
Edwards Lifesciences Corp.(1)	45,656	$ 3,550,667
Hologic, Inc.(1)	34,478	2,326,920
		$ 5,877,587
Insurance — 0.6%
Arthur J. Gallagher & Co.	7,995	$ 2,476,371
		$ 2,476,371
Interactive Media & Services — 11.1%
Alphabet, Inc., Class A	82,337	$ 20,016,125
Alphabet, Inc., Class C	39,911	9,720,324
Meta Platforms, Inc., Class A	29,078	21,354,301
		$ 51,090,750
Pharmaceuticals — 2.5%
Eli Lilly & Co.	14,983	$ 11,432,029
		$ 11,432,029
Real Estate Management & Development — 1.3%
CoStar Group, Inc.(1)	46,819	$ 3,950,119
FirstService Corp.	11,200	2,133,488
		$ 6,083,607

Eaton Vance
Growth Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 24.0%
Analog Devices, Inc.	12,606	$ 3,097,294
Broadcom, Inc.	88,219	29,104,330
Lam Research Corp.	79,266	10,613,717
NVIDIA Corp.	360,999	67,355,194
		$110,170,535
Software — 16.3%
Fair Isaac Corp.(1)	1,741	$ 2,605,459
Fortinet, Inc.(1)	42,702	3,590,384
Intuit, Inc.	10,582	7,226,554
Microsoft Corp.	86,607	44,858,096
Nutanix, Inc., Class A(1)	50,242	3,737,502
Oracle Corp.	14,827	4,169,945
ServiceTitan, Inc., Class A(1)	30,995	3,125,226
Synopsys, Inc.(1)	10,927	5,391,273
		$ 74,704,439
Specialty Retail — 3.6%
Burlington Stores, Inc.(1)	9,640	$ 2,453,380
Home Depot, Inc.	6,073	2,460,719
TJX Cos., Inc.	80,671	11,660,186
		$ 16,574,285
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	126,410	$ 32,187,778
		$ 32,187,778
Total Common Stocks (identified cost $163,013,033)		$455,249,033

Short-Term Investments — 1.7%
Affiliated Fund — 0.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(3)	4,065,090	$ 4,065,090
Total Affiliated Fund (identified cost $4,065,090)		$ 4,065,090
Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(4)	3,769,006	$ 3,769,006
Total Securities Lending Collateral (identified cost $3,769,006)		$ 3,769,006
Total Short-Term Investments (identified cost $7,834,096)		$ 7,834,096
Total Investments — 100.9% (identified cost $170,847,129)		$463,083,129
Other Assets, Less Liabilities — (0.9)%		$ (4,157,246)
Net Assets — 100.0%		$458,925,883
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $11,857,396 and the total market value of the collateral received by the Fund was $12,171,451, comprised of cash of $3,769,006 and U.S. government and/or agencies securities of $8,402,445.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at September 30, 2025.

Eaton Vance
Growth Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At September 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,065,090, which represents 0.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,288,104	$31,541,850	$(30,764,864)	$ —	$ —	$4,065,090	$54,585	4,065,090
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$455,249,033*	$ —	$ —	$455,249,033
Short-Term Investments:
Affiliated Fund	4,065,090	—	—	4,065,090
Securities Lending Collateral	3,769,006	—	—	3,769,006
Total Investments	$463,083,129	$ —	$ —	$463,083,129
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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